Provisions for legal claims	12 Months Ended
Dec. 31, 2017
Provisions For Legal Claims
Provisions for legal claims
(31)	Provisions for legal claims

As of December 31, 2017 and 2016, the Company is involved in different lawsuits and legal actions that arise in the development of commercial activities.

The changes in provisions for litigation as of December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Balances at the beginning of the period	$18,516	$13,386
Provisions constituted	14,490	11,116
Provisions used	(21,287)	(5,985)

Balances at the end of the period	$11,720	$18,516

Certain processes are considered possible obligations. Based on the plaintiffs’ claims as of December 31, 2017 and 2016, these contingencies total $119,573 and $95,363, respectively. Certain losses that may arise from such litigation will be covered by the insurance companies or with funds provided by third parties. Judicial proceedings not resolved with the aforementioned forms of payment are estimated at $92,808 as of December 31, 2017 and $63,972 as of December 31, 2016.

In accordance with IAS 37, the processes that the Company considers to represent a remote risk are not contemplated in the Consolidated Financial Statements.